Loans Held-for-Investment (Allowance for Loan Losses Rollforward) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Loan Losses
Beginning balance ALLL	$ 142	$ 187	$ 297
Charge-offs	(14)	(36)	(101)
Recoveries	6	6	10
Provision (benefit)	6	(15)	(19)
Ending balance ALLL	140	142	187
Residential first mortgage
Allowance for Loan Losses
Charge-offs	(1)	(8)	(69)
LGG
Allowance for Loan Losses
Charge-offs	(4)	(14)	(3)
Residential first mortgage
Allowance for Loan Losses
Beginning balance ALLL	65	116	234
Charge-offs	(8)	(29)	(87)
Recoveries	1	2	3
Provision (benefit)	(11)	(24)	(34)
Ending balance ALLL	47	65	116
Home Equity
Allowance for Loan Losses
Beginning balance ALLL	24	32	31
Charge-offs	(3)	(4)	(7)
Recoveries	2	0	2
Provision (benefit)	(1)	(4)	6
Ending balance ALLL	22	24	32
Other
Allowance for Loan Losses
Beginning balance ALLL	1	2	1
Charge-offs	(2)	(3)	(4)
Recoveries	1	3	3
Provision (benefit)	1	(1)	2
Ending balance ALLL	1	1	2
Commercial real estate
Allowance for Loan Losses
Beginning balance ALLL	28	18	17
Charge-offs	(1)	0	0
Recoveries	1	1	2
Provision (benefit)	17	9	(1)
Ending balance ALLL	45	28	18
Commercial and industrial
Allowance for Loan Losses
Beginning balance ALLL	17	13	11
Charge-offs	0	0	(3)
Recoveries	1	0	0
Provision (benefit)	1	4	5
Ending balance ALLL	19	17	13
Warehouse lending
Allowance for Loan Losses
Beginning balance ALLL	7	6	3
Charge-offs	0	0	0
Recoveries	0	0	0
Provision (benefit)	(1)	1	3
Ending balance ALLL	$ 6	7	$ 6
Government guarantees
Allowance for Loan Losses
Provision (benefit)		$ 7